Common Stock - Additional Information 2 (Detail) - shares shares in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Anti-dilutive securities excluded from earning per share computation	5.2	7.2	5.3	5.8	7.0
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Anti-dilutive securities excluded from earning per share computation	3.7
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Anti-dilutive securities excluded from earning per share computation	1.3
Restricted Stock Unit [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Anti-dilutive securities excluded from earning per share computation	0.1